Business combination - Schedule of Business Combination (Details) ¥ in Thousands, $ in Thousands	Mar. 08, 2022 CNY (¥)	Mar. 08, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Mar. 08, 2022 USD ($)
Business Acquisition [Line Items]
Goodwill			¥ 37,785	$ 5,641
SendCloud [Member]
Business Acquisition [Line Items]
Purchase consideration	¥ 34,473	$ 5,147
Fair value of redeemable noncontrolling interests	31,397				$ 4,687
Cash and cash equivalents	17,744				2,649
Other current and noncurrent assets	1,025				154
Deferred revenue	(6,529)				(975)
Deferred tax liabilities	(5,330)				(796)
Other current liabilities	(2,925)				(437)
Goodwill	37,785				5,641
SendCloud [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles	13,800				2,060
SendCloud [Member] | Brand [Member]
Business Acquisition [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles	¥ 10,300				$ 1,538